10. PROPERTY, PLANT AND EQUIPMENT	12 Months Ended
Dec. 31, 2018
Property, plant and equipment [abstract]
PROPERTY, PLANT AND EQUIPMENT

							Consolidated
	Land	Buildings and Infrastructure	Machinery, equipment and facilities	Furniture and fixtures	Construction in progress	Other (*)	Total
Balance at December 31, 2017	279,740	2,796,947	11,985,920	33,103	2,475,935	393,194	17,964,839
Cost	279,740	3,819,929	21,674,362	164,152	2,475,935	669,096	29,083,214
Accumulated depreciation		(1,022,982)	(9,688,442)	(131,049)		(275,902)	(11,118,375)
Balance at December 31, 2017	279,740	2,796,947	11,985,920	33,103	2,475,935	393,194	17,964,839
Translation adjustment	7,730	11,653	86,553	543	4,275	4,605	115,359
Acquisitions	622	1,259	144,499	1,574	1,158,788	21,152	1,327,894
Capitalized interest (notes 25 and 30)					71,611		71,611
Write-off and estimated losses, net of reversal (note 24)		(9,768)	(21,468)	(6)	(4,348)	(2,655)	(38,245)
Depreciation (note 23)		(134,534)	(1,043,188)	(5,394)		(22,456)	(1,205,572)
Transfers to other asset categories		30,031	685,005	891	(424,443)	(291,484)
Write-off - sale of subsidiary LLC	(238)	(16,950)	(145,958)	(181)	(6,070)	(21,829)	(191,226)
Transfers to intangible assets			5,559		(1,752)		3,807
Others			(9,651)		8,440	(392)	(1,603)
Balance as of December 31, 2018	287,854	2,678,638	11,687,271	30,530	3,282,436	80,135	18,046,864
Cost	287,854	3,751,429	22,426,782	165,331	3,282,436	355,768	30,269,600
Accumulated depreciation		(1,072,791)	(10,739,511)	(134,801)		(275,633)	(12,222,736)
Balance as of December 31, 2018	287,854	2,678,638	11,687,271	30,530	3,282,436	80,135	18,046,864

(*) Refer basically to railway assets such as courtyards, tracks and leasehold improvements, vehicles, hardware, mines, ore deposits, and spare part inventories.

The breakdown of the projects comprising construction in progress is as follows:

					Consolidated
	Project description	Start date	Completion date		12/31/2018	12/31/2017
Logistics
	Current investments for maintenance of current operations.				89,595	106,956
					89,595	106,956
Mining
	Expansion of Casa de Pedra Mine capacity production.	2007	2020	(1)	844,194	750,999
	Expansion of TECAR export capacity.	2009	2022	(2)	289,298	275,811
	Current investments for maintenance of current operations.				725,616	408,522
					1,859,108	1,435,332
Steel
	Supply of 16 torpedo’s cars for operation in the steel industry	2008	2020		94,920	99,483
	Current investments for maintenance of current operations.			(3)	558,922	228,029
					653,842	327,512
Cement
	Construction of cement plants.	2011	2023	(4)	585,163	554,865
	Current investments for maintenance of current operations.				94,728	51,270
					679,891	606,135
Construction in progress					3,282,436	2,475,935

(1) Estimated completion date of the Central Plant Step 1;

(2) Estimated completion date of phase 60 Mtpa;

(3) Refers substantially to the technological modernization of the UPV's continuous running machines;

(4) Refers substantially to the acquisition of new Integrated Cement Plants

The average estimated useful lives are as follows, in years:

		Consolidated
	12/31/2018	12/31/2017
Buildings	38	39
Machinery, equipment and facilities	22	21
Furniture and fixtures	11	12
Others	15	17

10.a) Capitalized Interest

As of December 31, 2018, the Company capitalized borrowing costs amounting to R$71,611 in consolidated (as of December 31, 2017, R$91,957 in consolidated). These costs are basically estimated for the mining projects, mainly relating to the expansion of Casa de Pedra (MG) and TECAR (RJ), see notes 25 and 30.

The rates used to capitalize borrowing costs are as follows:

Rates	12/31/2018	12/31/2017
Unspecified projects	6.31%	8.63%